Investments (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	$ 74	$ 164
Interest income recognized	10	17
Office [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	9	7
Interest income recognized	1	1
Warehouse [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	20	33
Interest income recognized	2	5
Retail [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	11	23
Interest income recognized	1	3
Apartment [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment		10
Interest income recognized
Other [Member]
Summary of average recorded investment and interest income recognized for impaired mortgage loan
Average recorded investment	34	91
Interest income recognized	$ 6	$ 8